Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2014 Designated as hedging instrument [member]	Dec. 31, 2013 Designated as hedging instrument [member]		Dec. 31, 2012 Designated as hedging instrument [member]		Dec. 31, 2011 Designated as hedging instrument [member]		Nov. 30, 2011 Designated as hedging instrument [member] Derivative	Sep. 30, 2014 Not designated as hedging instrument [member]	Sep. 30, 2013 Not designated as hedging instrument [member]	Dec. 31, 2013 Not designated as hedging instrument [member]		Dec. 31, 2012 Not designated as hedging instrument [member]		Dec. 31, 2011 Not designated as hedging instrument [member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized in other comprehensive income (loss), effective portion, net	$ (6)	$ 10	[1]	$ 0	[1]	$ 0	[1]
Derivative instruments, gain (loss) recognized in income, ineffective portion and amount excluded from effectiveness testing, net		0	[2]	0	[2]	(2)	[2]		0
Gain (loss) on interest rate derivative instruments not designated as hedging instruments									$ 0	$ 0	$ 0	[3]	$ (1)	[3]	$ (1)	[3]
Number of interest rate derivatives held								8

[1]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the year ended December 31, 2013.
[2]	Relates to hedge ineffectiveness on the eight designated Secured Debt interest rate caps that were outstanding during the year ended December 31, 2011. No amounts were excluded from hedge effectiveness testing.
[3]	An immaterial loss was recorded during the year ended December 31, 2013.